Share-Based Compensation - Narrative (Details)		12 Months Ended
	Oct. 05, 2018	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of common shares issuable pursuant to compensation arrangements (shall not exceed)	10.00%
Options outstanding (in shares)		68,320,763	28,156,119	15,233,566
Exercise period		4.62
Weighted average fair value of stock options granted (in CAD per share) | $		$ 5.28	$ 4.11
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,030,337	2,150,000	0
RSUs and DSUs granted and vested (in shares)		742,527	2,277,128
Weighted average fair value of RSUs and DSUs granted (in CAD per share) | $		$ 8.02	$ 3.29
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $		$ 86,700,000	$ 34,100,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares, right to receive (in shares)		1
Number of instruments reserved (in shares)		10,000,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,001,337	2,150,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Instrument redemption period following termination		90
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		29,000	0
DSUs and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $		$ 5,300,000	$ 3,400,000
Top of range | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Instrument life		3
Top of range | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		1,000,000
Strategic Advisor Nelson Peltz
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding (in shares)		19,961,754
Exercise price (in CAD per share) | $		$ 10.34
Exercise period		7
Vesting period		4
Strategic Advisor Nelson Peltz | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate share-based compensation expense | $		$ 16,700,000